OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous assets [abstract]
Details of other financial assets explanatory
	Thousands of U.S. dollars
	2018	2019
Other non-current receivables (*)	13,232	9,457
Non-current guarantees and deposits	51,838	45,195
Total non-current	65,070	54,652
Other current receivables	272	76
Current guarantees and deposits	619	1,018
Total current	891	1,094
Total	65,961	55,746